Intangible assets other than goodwill	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL [Text Block]
NOTE 9: INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets as of December 31, 2011 and 2010 consist of the following:

	Acquisition	Accumulated	Transfer	Net Book Value
	Cost	Amortization	to Vessel Deposits	December 31, 2011
Purchase options	$3,158	$—	$(3,158)	$—
Favorable lease terms	67,417	(7,538)	—	59,879

Total Intangible assets	70,575	(7,538)	(3,158)	59,879

Unfavorable lease terms	(5,819)	891	—	(4,928)

Total	$64,756	$(6,647)	$(3,158)	$54,951

	Acquisition	Accumulated	Net Book Value
	Cost	Amortization	December 31, 2010
Purchase options	$3,158	$—	$3,158
Favorable lease terms	57,070	(1,236)	55,834

Total Intangible assets	60,228	(1,236)	58,992

Unfavorable lease terms	(5,819)	208	(5,611)

Total	$54,409	$(1,028)	$53,381

Amortization (expense)/income of favorable and unfavorable lease terms for the years ended December 31, 2011, 2010 and 2009 are presented in the following table:
	December 31,	December 31,	December 31,
	2011	, 2010	, 2009
Unfavorable lease terms charter-out	$683	$208	$—
Favorable lease terms charter-out	(6,302)	(1,236)	—

Total	$(5,619)	$(1,028)	$—

The aggregate amortizations of acquired intangibles will be as follows:
	Within
	One	Year	Year	Year	Year
Description	Year	Two	Three	Four	Five	Thereafter	Total
Favorable lease terms	$(8,646)	$(8,646)	$(7,551)	$(4,959)	$(4,913)	$(25,164)	(59,879)
Unfavorable lease terms	683	683	683	684	684	1,511	4,928
	$(7,963)	$(7,963)	$(6,868)	$(4,275)	$(4,229)	$(23,653)	$(54,951)